Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total USD ($)	Outstanding Shares [Member]	Listed Shares Member USD ($)	Distributions in Excess of Accumulated Earnings Member USD ($)	Deferred Compensation Obligation [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) Member USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Balance - beginning of period at Dec. 31, 2008	$ 646,335		$ 757,921	$ (116,990)	$ 0	$ (828)	$ 640,103	$ 6,232
Beginning equity balance - shares at Dec. 31, 2008		39,589,594
Cash proceeds on issuance of shares, net - value	1,507		1,507				1,507
Cash proceeds on issuance of shares, net - shares		84,283
Grants issued in connection with services rendered - value	787				787		787
Shares issued under share incentive plans - value	9,462				9,462		9,462
Shares issued under share incentive plans - shares		222,600
Contributions	2,947		102				102	2,845
Forfeitures of shares - value	(77)		(77)				(77)
Forfeitures of shares - shares		(2,528)
Distributions	(90,475)			(90,475)			(90,475)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders	(1,661)							(1,661)
Windfall tax provision - share incentive income	143		143				143
Option Based Compensation	8,626		8,626				8,626
Shares repurchased	(11,759)		(11,759)				(11,759)
Repurchase and retirement of shares - shares		(689,344)
Redemption value adjustment	(6,773)		(6,773)				(6,773)
Tax impact of purchase of WPCI interest	4,817		4,817				4,817
Change in other comprehensive loss	219					147	147	72
Net Income Loss, Excluding Redeemable Noncontrolling Interest	68,310			69,023			69,023	(713)
Special Distribution Declared Per Share	$ 0.30
Balance - end of period at Dec. 31, 2009	632,408		754,507	(138,442)	10,249	(681)	625,633	6,775
Ending equity balance - shares at Dec. 31, 2009		39,204,605
Cash proceeds on issuance of shares, net - value	3,724		3,724				3,724
Cash proceeds on issuance of shares, net - shares		196,802
Grants issued in connection with services rendered - value	450				450		450
Shares issued under share incentive plans - shares		368,012
Contributions	14,261							14,261
Forfeitures of shares - value	(1,517)		(1,517)				(1,517)
Forfeitures of shares - shares		(47,214)
Distributions	(81,299)			(81,299)			(81,299)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders	(3,305)							(3,305)
Windfall tax provision - share incentive income	2,354		2,354				2,354
Option Based Compensation	7,961		8,149		(188)		7,961
Shares repurchased	(2,317)		(2,317)				(2,317)
Repurchase and retirement of shares - shares		(267,358)
Redemption value adjustment	471		471				471
Tax impact of purchase of WPCI interest	(1,637)		(1,637)				(1,637)
Change in other comprehensive loss	(2,140)					(2,782)	(2,782)	642
Net Income Loss, Excluding Redeemable Noncontrolling Interest	73,658			73,972			73,972	(314)
Noncontrolling Interest Increase From Reclassification From Profit Sharing Interest	22,402							22,402
Balance - end of period at Dec. 31, 2010	665,474		763,734	(145,769)	10,511	(3,463)	625,013	40,461
Ending equity balance - shares at Dec. 31, 2010	39,454,847	39,454,847
Contributions							0	617
Distributions							(20,418)	(887)
Windfall tax provision - share incentive income	293						293	0
Shares repurchased							(2,860)	0
Redemption value adjustment	(691)						691	0
Net Income Loss, Excluding Redeemable Noncontrolling Interest							23,343	(330)
Balance - end of period at Mar. 31, 2011							634,277	40,772
Balance - beginning of period at Dec. 31, 2010	665,474		763,734	(145,769)	10,511	(3,463)	625,013	40,461
Beginning equity balance - shares at Dec. 31, 2010	39,454,847	39,454,847
Cash proceeds on issuance of shares, net - value	1,488		1,488				1,488
Cash proceeds on issuance of shares, net - shares		45,674
Grants issued in connection with services rendered - value	700				700		700
Grants issued in connection with services rendered - shares		5,285
Shares issued under share incentive plans - shares		576,148
Contributions	3,223							3,223
Forfeitures of shares - value	(274)		(274)				(274)
Forfeitures of shares - shares		(3,562)
Distributions	(88,055)			(88,356)	301		(88,055)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders	(6,000)							(6,000)
Windfall tax provision - share incentive income	2,569		2,569				2,569
Option Based Compensation	17,290		21,739		(4,449)		17,290
Shares repurchased	(4,761)		(4,761)				(4,761)
Repurchase and retirement of shares - shares		(349,374)
Redemption value adjustment	455		455				455
Change in other comprehensive loss	(5,431)					(5,044)	(5,044)	(387)
Net Income Loss, Excluding Redeemable Noncontrolling Interest	137,215			139,079			139,079	(1,864)
Purchase Noncontrolling Interest	(7,491)		(5,879)				(5,879)	(1,612)
Balance - end of period at Dec. 31, 2011	716,402		779,071	(95,046)	7,063	(8,507)	682,581	33,821
Ending equity balance - shares at Dec. 31, 2011	39,729,018	39,729,018
Cash proceeds on issuance of shares, net - value							4,249	0
Contributions							0	750
Distributions							(23,330)	(181)
Windfall tax provision - share incentive income	4,597						4,597	0
Shares repurchased							(4,305)	0
Redemption value adjustment	79						(79)	0
Net Income Loss, Excluding Redeemable Noncontrolling Interest							12,290	(578)
Balance - end of period at Mar. 31, 2012	$ 717,990						$ 683,795	$ 34,195
Ending equity balance - shares at Mar. 31, 2012	40,312,460